Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Proceeds from sale of property, plant and equipment	$ 300	$ 0	$ 300	$ 0	$ 0	$ 0